Investment in Equity Investees	6 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY INVESTEES
7.	INVESTMENT IN EQUITY INVESTEES

As of December 31, 2021 and June 30, 2021, the Company’s investment in equity investees were as following:

	December 31, 2021	June 30, 2021
	(unaudited)
Equity method:
Urban Tea Management Inc. (“Meno”)	$310,000	$310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
Chuangyeying Brand Management Co., Ltd. (“CYY”)	401,253	394,822
Store Master Food Trading Co., Ltd. (“Store Master”)	726,114	714,478
Less: Share of results of equity investees	(379,568)	(182,287)
	$1,377,799	$1,557,013

Cost method investment	1,246,243	-
	$2,624,042	$1,557,013

Equity method investees

As of December 31, 2021, the Company had investments aggregating $310,000 in Meno, in which the Company and an unrelated third party invested capital of 70% and 30%, respectively, and was entitled to 51% and 49% profit earned from Meno, respectively.

As of December 31, 2021, the Company made investments aggregating $320,000 in Guokui, in which the Company and an unrelated third party invested capital of 80% and 20%, respectively, and was entitled to 51% and 49% profit earned from Meno, respectively.

In October 2020, the Company, through its WFOE, acquired 51% equity interest in each of CYY and Store Master in cash consideration of $376,462 and $681,252, respectively. In addition, the existing shareholders of CYY and Store Master will be rewarded additional incentives if certain performance targets were met. The Company did not accrue contingent consideration for the acquisition as the Company did not expect such perform targets would be met.

Pursuant to the articles of association of these equity investees, the operating and financing activities shall be unanimously approved by the Company and other shareholders, thus the Company does not control the equity investee but exercised significant influence over the equity investee. In accordance with ASC 323 “Investments — Equity Method and Joint Ventures”, the Company accounted for the investments using equity method.

For the six months ended December 31, 2021 and 2020, the equity investees incurred net loss aggregating $195,454 and $160,911, respectively.

Cost method investees

During the six months ended December 31, 2021, the Company made investment of $1,246,243 in one privately held company, accounting for 10% of equity interest in the investee.

The Company elected to record a majority of equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of December 31, 2021, the Company did not provide impairment against the investee.